Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 17, 2021	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 13, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
C000241302
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000241303
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Line Graph and Table Measure Name	Standard Class
C000074971
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000074970
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043870
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043869
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000241304
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Line Graph and Table Measure Name	Service Class
C000241305
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000241307
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C000241306
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000199416
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000199415
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007721
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007720
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000087495
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000087494
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223150
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Line Graph and Table Measure Name	Service Class
C000223151
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Line Graph and Table Measure Name	Standard Class
C000223153
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Line Graph and Table Measure Name	Service Class
C000223152
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Line Graph and Table Measure Name	Standard Class
C000223155
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000223154
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007711
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Line Graph and Table Measure Name	Service Class
C000007710
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Line Graph and Table Measure Name	Standard Class
C000223158
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000223159
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007709
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007708
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223161
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000223160
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223156
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000223157
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223163
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Line Graph and Table Measure Name	Service Class
C000223162
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000074975
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000074974
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000124877
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000124876
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043856
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043855
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043858
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043857
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000075433
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000075432
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007703
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007702
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000139581
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000139580
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000139575
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000139574
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090468
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000090467
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090470
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000090469
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090472
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000090471
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090474
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Line Graph and Table Measure Name	Service Class
C000090473
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090475
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000090476
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090478
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000090477
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000062028
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Line Graph and Table Measure Name	Service Class
C000062027
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Line Graph and Table Measure Name	Standard Class
C000204843
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Line Graph and Table Measure Name	Service Class
C000204842
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007719
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Line Graph and Table Measure Name	Service Class
C000007718
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Line Graph and Table Measure Name	Standard Class
C000062030
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Line Graph and Table Measure Name	Service Class
C000062029
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Line Graph and Table Measure Name	Standard Class
C000131278
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000131277
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000124881
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000124880
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000145056
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000145055
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223682
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000223681
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043349
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043348
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000199418
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000199417
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043864
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043863
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Line Graph and Table Measure Name	Standard Class
C000124882
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000124883
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007701
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000007700
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Line Graph and Table Measure Name	Standard Class
C000046814
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Line Graph and Table Measure Name	Service Class
C000046813
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Line Graph and Table Measure Name	Standard Class
C000046816
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Line Graph and Table Measure Name	Service Class
C000046815
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Line Graph and Table Measure Name	Standard Class
C000046817
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000046818
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099067
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Line Graph and Table Measure Name	Service Class
C000099066
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000218803
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000218802
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000153126
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Line Graph and Table Measure Name	Service Class
C000153127
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099230
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000099231
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099227
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000099226
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099229
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000099228
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043861
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000043862
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
C000170902
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class
C000170901
Account Value [Line Items]
Line Graph and Table Measure Name	Standard Class
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 14,449	$ 11,644	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		$ 20,995	$ 26,058		$ 20,717		$ 17,135	$ 13,058			$ 13,753	$ 11,321		$ 10,069		$ 10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar Global Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets Index
Account Value	$ 17,969	15,449		12,713	15,562		13,211		11,382	9,016		$ 10,000
Lincoln National Corp. Index: Morningstar Global Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets Index
Account Value	$ 17,969	15,449		12,713	15,562		13,211		11,382	9,016		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717	16,017		13,660	16,121		14,370		13,252	10,797			12,611	10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717	16,017		13,660	16,121		14,370		13,252	10,797			12,611	10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717	16,017		13,660	16,121		14,370		13,252	10,797			12,611	10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717	16,017		13,660	16,121		14,370		13,252	10,797			12,611	10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar Global Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Core Bond Index
Account Value	$ 9,796	9,982		9,491	11,489		12,187		11,166	10,475			10,589	9,894		9,687		10,000
Lincoln National Corp. Index: Morningstar Global Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Core Bond Index
Account Value	$ 9,796	9,982		9,491	11,489		12,187		11,166	10,475			10,589	9,894		9,687		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717	16,017		13,660	16,121		14,370		13,252	10,797			12,611	10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717	16,017		13,660	16,121		14,370		13,252	10,797			12,611	10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		9,999		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		9,999		10,000
Lincoln National Corp. Index: MSCI Emerging Markets Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net dividends)
Account Value	$ 13,058	12,146		11,059	13,840		14,201		12,004	9,999	$ 10,000
Lincoln National Corp. Index: MSCI Emerging Markets Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net dividends)
Account Value	$ 13,058	12,146		11,059	13,840		14,201		12,004	9,999	$ 10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598	15,987		13,521	15,805		14,205		13,176	10,798			12,526	10,018		9,919		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598	15,987		13,521	15,805		14,205		13,176	10,798			12,526	10,018		9,919		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717	16,017		13,660	16,121		14,370		13,252	10,797			12,611	10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Account Value	$ 16,717	16,017		13,660	16,121		14,370		13,252	10,797			12,611	10,096		9,818		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 15,030	12,112		9,580	11,890	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 15,030	12,112		9,580	11,890	10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		9,999		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		9,999		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 10,918	10,772		10,228	11,755		11,947		11,114	10,229		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 10,918	10,772		10,228	11,755		11,947		11,114	10,229		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 21,378	17,227		13,625	16,911		13,445	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 21,378	17,227		13,625	16,911		13,445	10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,198	25,947		20,522	25,471		20,250		16,749	12,764			13,443	11,066		9,842	$ 10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,198	25,947		20,522	25,471		20,250		16,749	12,764			13,443	11,066		9,842	10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 11,401	11,248		10,680	12,275		12,476		11,606	10,682			10,668	10,318		10,062		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Account Value	$ 16,587	15,772		13,646	16,273		15,010		13,502	11,107			12,941	10,160		9,635		10,000
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Account Value	$ 16,587	15,772		13,646	16,273		15,010		13,502	11,107			12,941	10,160		9,635		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Account Value	$ 32,941	26,545		20,995	26,058		20,717		17,135	13,058			13,753	11,321		10,069		10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 10,720	10,576		10,042	11,542		11,730		10,912	10,044			10,030	9,701	$ 10,000
Lincoln National Corp. Index: Morningstar US Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Account Value	$ 10,720	10,576		10,042	11,542		11,730		10,912	10,044			10,030	9,701	10,000
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 12,578	11,124	$ 9,999
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798	19,278		17,104	19,443		15,150		14,433	11,359			12,951	11,426		9,522		10,000
Lincoln National Corp. Index: S&P Target Date Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,009	14,087		12,766	14,372		13,674		12,566	11,088			11,377	10,482		9,982		10,000
Lincoln National Corp. Index: S&P Target Date Retirement Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 15,009	14,087		12,766	14,372		13,674		12,566	11,088			11,377	10,482		9,982		10,000
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798	19,278		17,104	19,443		15,150		14,433	11,359			12,951	11,426		9,522		10,000
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798	19,278		17,104	19,443		15,150		14,433	11,359			12,951	11,426		9,522		10,000
Lincoln National Corp. Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	19,028		16,273	20,453		17,813		14,849	11,830			13,294	11,595		9,559		10,000
Lincoln National Corp. Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	19,028		16,273	20,453		17,813		14,849	11,830			13,294	11,595		9,559		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		9,999		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		9,999		10,000
Lincoln National Corp. Index: MSCI All Country World Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net dividends)
Account Value	$ 18,526	15,768		12,903	15,806		13,334		11,469	9,060		10,000
Lincoln National Corp. Index: MSCI All Country World Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net dividends)
Account Value	$ 18,526	15,768		12,903	15,806		13,334		11,469	9,060		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		9,999		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		9,999		10,000
Lincoln National Corp. Index: Secured Overnight Finance Rate (SOFR)
Account Value [Line Items]
Line Graph and Table Measure Name	Secured Overnight Finance Rate (SOFR)
Account Value	$ 11,749	11,151		10,599	10,423		10,419		10,380	10,152			0	0		0		0
Lincoln National Corp. Index: ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 12,140	11,510		10,950	10,818		10,800		10,684	10,413			10,202	10,089		9,999		10,000
Lincoln National Corp. Index: Secured Overnight Finance Rate (SOFR)
Account Value [Line Items]
Line Graph and Table Measure Name	Secured Overnight Finance Rate (SOFR)
Account Value	$ 11,749	11,151		10,599	10,423		10,419		10,380	10,152			0	0		0		0
Lincoln National Corp. Index: ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 12,140	11,510		10,950	10,818		10,800		10,684	10,413			10,202	10,089		9,999		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,408	15,164		13,364	15,051		14,287		13,469	11,773			12,046	11,207		9,539		10,000
Lincoln National Corp. Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,408	15,164		13,364	15,051		14,287		13,469	11,773			12,046	11,207		9,539		10,000
Lincoln National Corp. Index: Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value	$ 11,750	11,259		10,763	11,175		11,228		10,866	10,445			10,281	10,194		9,999		10,000
Lincoln National Corp. Index: Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value	$ 11,750	11,259		10,763	11,175		11,228		10,866	10,445			10,281	10,194		9,999		10,000
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798	19,278		17,104	19,443		15,150		14,433	11,359			12,951	11,426		9,522		10,000
Lincoln National Corp. Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 21,798	19,278		17,104	19,443		15,150		14,433	11,359			12,951	11,426		9,522		10,000
Lincoln National Corp. Index: Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 23,347	20,846		17,753	21,748		18,402		15,336	12,003			13,337	11,418		9,710		10,000
Lincoln National Corp. Index: Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 23,347	20,846		17,753	21,748		18,402		15,336	12,003			13,337	11,418		9,710		10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	26,953		21,302	26,340		20,830		17,220	13,102			13,761	11,308		10,092		10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	26,953		21,302	26,340		20,830		17,220	13,102			13,761	11,308		10,092		10,000
Lincoln National Corp. Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	35,358		24,782	34,971		27,408		19,790	14,510			14,733	11,314		10,567		10,000
Lincoln National Corp. Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	35,358		24,782	34,971		27,408		19,790	14,510			14,733	11,314		10,567		10,000
Lincoln National Corp. Index: FTSE Nareit Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Account Value	$ 17,454	16,052		14,114	18,661		13,028		14,161	11,239			11,784	11,199		9,999		10,000
Lincoln National Corp. Index: FTSE Nareit Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Account Value	$ 17,454	16,052		14,114	18,661		13,028		14,161	11,239			11,784	11,199		9,999		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	19,743		17,713	19,157		15,306		14,890	11,767			12,827	11,285		9,617		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	19,743		17,713	19,157		15,306		14,890	11,767			12,827	11,285		9,617		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: LVIP Delaware Wealth Builder Composite
Account Value [Line Items]
Line Graph and Table Measure Name	LVIP Delaware Wealth Builder Composite
Account Value	$ 20,424	18,116		15,668	18,519		16,402		14,349	11,975			12,196	10,848		10,112		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: LVIP Delaware Wealth Builder Composite
Account Value [Line Items]
Line Graph and Table Measure Name	LVIP Delaware Wealth Builder Composite
Account Value	$ 20,424	18,116		15,668	18,519		16,402		14,349	11,975			12,196	10,848		10,112		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598	15,987		13,521	15,805		14,205		13,176	10,798			12,526	10,018		9,919		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598	15,987		13,521	15,805		14,205		13,176	10,798			12,526	10,018		9,919		10,000
Lincoln National Corp. Index: MSCI EAFE Growth Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (net dividends)
Account Value	$ 17,641	17,288		14,703	19,082		17,152		14,499	11,336			13,005	10,092		10,409		10,000
Lincoln National Corp. Index: MSCI EAFE Growth Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (net dividends)
Account Value	$ 17,641	17,288		14,703	19,082		17,152		14,499	11,336			13,005	10,092		10,409		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	19,743		17,713	19,157		15,306		14,890	11,767			12,827	11,285		9,617		10,000
Lincoln National Corp. Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	19,743		17,713	19,157		15,306		14,890	11,767			12,827	11,285		9,617		10,000
Lincoln National Corp. Index: FTSE World Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738		9,258	11,327		12,176		11,058	10,442			10,531	9,797		9,643		10,000
Lincoln National Corp. Index: FTSE World Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738		9,258	11,327		12,176		11,058	10,442			10,531	9,797		9,643		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598	15,987		13,521	15,805		14,205		13,176	10,798			12,526	10,018		9,919		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598	15,987		13,521	15,805		14,205		13,176	10,798			12,526	10,018		9,919		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: LVIP Multi-Manager Global Equity Composite
Account Value [Line Items]
Line Graph and Table Measure Name	LVIP Multi-Manager Global Equity Composite
Account Value	$ 26,079	22,282		18,198	21,993		18,195		15,734	12,326			13,399	10,876		9,944		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: LVIP Multi-Manager Global Equity Composite
Account Value [Line Items]
Line Graph and Table Measure Name	LVIP Multi-Manager Global Equity Composite
Account Value	$ 26,079	22,282		18,198	21,993		18,195		15,734	12,326			13,399	10,876		9,944		10,000
Lincoln National Corp. Index: ICE Bank of America 1-3 Yr US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Bank of America 1-3 Yr US Treasury Index
Account Value	$ 11,486	11,035		10,585	10,986		11,047		10,715	10,347			10,186	10,143		9,999		10,000
Lincoln National Corp. Index: ICE Bank of America 1-3 Yr US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Bank of America 1-3 Yr US Treasury Index
Account Value	$ 11,486	11,035		10,585	10,986		11,047		10,715	10,347			10,186	10,143		9,999		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Conservative Index Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Index Allocation Composite
Account Value	$ 15,854	14,901		13,397	15,607		14,602		13,006	11,256			11,692	10,512		9,967		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Conservative Index Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Index Allocation Composite
Account Value	$ 15,854	14,901		13,397	15,607		14,602		13,006	11,256			11,692	10,512		9,967		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Moderate Index Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Index Allocation Composite
Account Value	$ 18,299	16,803		14,728	17,304		15,610		13,710	11,522			12,217	10,618		9,915		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Moderate Index Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Index Allocation Composite
Account Value	$ 18,299	16,803		14,728	17,304		15,610		13,710	11,522			12,217	10,618		9,915		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: Moderately Aggressive Index Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Moderately Aggressive Index Allocation Composite
Account Value	$ 19,183	17,454		15,145	17,912		16,034		14,015	11,632			12,481	10,625		9,852		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: Moderately Aggressive Index Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Moderately Aggressive Index Allocation Composite
Account Value	$ 19,183	17,454		15,145	17,912		16,034		14,015	11,632			12,481	10,625		9,852		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Structured Conservative Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Structured Conservative Allocation Composite
Account Value	$ 15,854	14,901		13,397	15,607		14,602		13,006	11,256			11,692	10,512		9,967		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Structured Conservative Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Structured Conservative Allocation Composite
Account Value	$ 15,854	14,901		13,397	15,607		14,602		13,006	11,256			11,692	10,512		9,967		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Structured Moderate Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Structured Moderate Allocation Composite
Account Value	$ 18,299	16,803		14,728	17,304		15,610		13,710	11,522			12,217	10,618		9,915		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Structured Moderate Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Structured Moderate Allocation Composite
Account Value	$ 18,299	16,803		14,728	17,304		15,610		13,710	11,522			12,217	10,618		9,915		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: Structured Moderately Aggressive Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Structured Moderately Aggressive Allocation Composite
Account Value	$ 19,183	17,454		15,145	17,912		16,034		14,015	11,632			12,481	10,625		9,852		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: Structured Moderately Aggressive Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Structured Moderately Aggressive Allocation Composite
Account Value	$ 19,183	17,454		15,145	17,912		16,034		14,015	11,632			12,481	10,625		9,852		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Global Tactical Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Global Tactical Allocation Composite
Account Value	$ 18,292	16,779		14,681	17,329		15,677		13,728	11,530			12,204	10,603		9,914		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		10,055		10,000
Lincoln National Corp. Index: Global Tactical Allocation Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Global Tactical Allocation Composite
Account Value	$ 18,292	16,779		14,681	17,329		15,677		13,728	11,530			12,204	10,603		9,914		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598	15,987		13,521	15,805		14,205		13,176	10,798			12,526	10,018		9,919		10,000
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Account Value	$ 16,598	15,987		13,521	15,805		14,205		13,176	10,798			12,526	10,018		9,919		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	27,399		21,696	26,494		20,585		17,386	13,223			13,829	11,351		10,138		10,000
Lincoln National Corp. Index: S&P MidCap 400® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,196	22,115		18,993	21,847		17,511		15,407	12,208			13,730	11,811		9,782		10,000
Lincoln National Corp. Index: S&P MidCap 400® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,196	22,115		18,993	21,847		17,511		15,407	12,208			13,730	11,811		9,782		10,000
Lincoln National Corp. Index: Nasdaq-100® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,822	12,569		8,102	11,982	10,000
Lincoln National Corp. Index: Nasdaq-100® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,822	12,569		8,102	11,982	$ 10,000
Lincoln National Corp. Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value	$ 11,937	11,338		10,749	11,119		11,133		10,726	9,999		10,000
Lincoln National Corp. Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value	$ 11,937	11,338		10,749	11,119		11,133		10,726	9,999		$ 10,000
Lincoln National Corp. Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	19,028		16,273	20,453		17,813		14,849	11,830			13,294	11,595		9,559		10,000
Lincoln National Corp. Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	19,028		16,273	20,453		17,813		14,849	11,830			13,294	11,595		9,559		10,000
Lincoln National Corp. Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	19,028		16,273	20,453		17,813		14,849	11,830			13,294	11,595		9,559		10,000
Lincoln National Corp. Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	19,028		16,273	20,453		17,813		14,849	11,830			13,294	11,595		9,559		10,000
Lincoln National Corp. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803	24,408		19,392	26,463		23,475		17,314	12,780			13,418	10,711		9,980		10,000
Lincoln National Corp. Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803	24,408		19,392	26,463		23,475		17,314	12,780			13,418	10,711		9,980		10,000
Lincoln National Corp. Index: S&P Target Date 2020 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,109	15,829		14,092	16,164		14,861		13,481	11,569			12,071	10,701		9,981		10,000
Lincoln National Corp. Index: S&P Target Date 2020 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,109	15,829		14,092	16,164		14,861		13,481	11,569			12,071	10,701		9,981		10,000
Lincoln National Corp. Index: S&P Target Date 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 19,427	17,677		15,399	17,898		15,894		14,203	11,799			12,551	10,802		9,970		10,000
Lincoln National Corp. Index: S&P Target Date 2030 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 19,427	17,677		15,399	17,898		15,894		14,203	11,799			12,551	10,802		9,970		10,000
Lincoln National Corp. Index: S&P Target Date 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 21,980	19,474		16,480	19,516		16,745		14,771	11,973			12,931	10,879		9,960		10,000
Lincoln National Corp. Index: S&P Target Date 2040 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 21,980	19,474		16,480	19,516		16,745		14,771	11,973			12,931	10,879		9,960		10,000
Lincoln National Corp. Index: S&P Target Date 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 23,189	20,287		16,965	20,189		17,111		15,027	12,084			13,127	10,923		9,954		10,000
Lincoln National Corp. Index: S&P Target Date 2050 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 23,189	20,287		16,965	20,189		17,111		15,027	12,084			13,127	10,923		9,954		10,000
Lincoln National Corp. Index: S&P Target Date 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 17,750	15,511		12,954	15,423		13,065	9,999
Lincoln National Corp. Index: S&P Target Date 2060 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 17,750	15,511		12,954	15,423		13,065	$ 9,999
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,801	26,344		20,821	25,745		20,359		16,831	12,806			13,450	11,053		9,864	10,000
Lincoln National Corp. Index: U.S. Growth Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Blended Composite
Account Value	$ 22,902	19,897		16,856	20,304		17,457		14,779	11,929			12,431	10,799		9,809	10,000
Lincoln National Corp. Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,801	26,344		20,821	25,745		20,359		16,831	12,806			13,450	11,053		9,864	10,000
Lincoln National Corp. Index: U.S. Growth Blended Composite
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Growth Blended Composite
Account Value	$ 22,902	19,897		16,856	20,304		17,457		14,779	11,929			12,431	10,799		9,809	$ 10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		9,999		10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291		10,699	12,299		12,492		11,620	10,688			10,687	10,321		9,999		10,000
Lincoln National Corp. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	26,334		20,907	25,877		20,593		17,035	13,002			13,721	11,327		10,048		10,000
Lincoln National Corp. Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	26,334		20,907	25,877		20,593		17,035	13,002			13,721	11,327		10,048		10,000
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (net dividends)
Account Value	$ 15,985	15,147		13,101	15,597		14,466		13,073	10,759			12,538	9,858		9,434		10,000
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (net dividends)
Account Value	$ 15,985	15,147		13,101	15,597		14,466		13,073	10,759			12,538	9,858		9,434		10,000
Lincoln National Corp. Index: Russell 2500™ Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Account Value	$ 21,204	19,105		16,473	18,953		14,832		14,142	11,445			13,059	11,833		9,451		10,000
Lincoln National Corp. Index: Russell 2500™ Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Account Value	$ 21,204	19,105		16,473	18,953		14,832		14,142	11,445			13,059	11,833		$ 9,451		$ 10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,736	10,604		10,048	11,551		11,732		10,913	10,038			10,037	9,693	10,000
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,736	$ 10,604		$ 10,048	$ 11,551		$ 11,732		$ 10,913	$ 10,038			$ 10,037	$ 9,693	$ 10,000